Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)			3 Months Ended	10 Months Ended	12 Months Ended
	May 28, 2021	Dec. 17, 2017	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Cash equivalents				$ 0	$ 0
Cash				889,323	889,323
Unrecognized tax benefits						$ 1,300,000
Unrecognized tax benefits income tax penalties and interest accrued				0	0	0
Deferred offering costs			$ 3,073,000	$ 1,446,000	$ 1,446,000	$ 0
Percentage of tax benefit to be realized for recognition in the income statement					50.00%	50.00%
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Deferred offering costs expensed					$ 2,200,000
US Government Securities [Member]
Accounting Policies [Line Items]
Restricted Investments Term				185 days
DYNAMICS SPECIAL PURPOSE [Member]
Accounting Policies [Line Items]
Cash equivalents			0
Cash			396,693	$ 889,323	889,323
Unrecognized tax benefits				0	0
Unrecognized tax benefits income tax penalties and interest accrued			0	0	0
Transaction costs related to initial public offering	$ 13,198,430		13,198,430	13,198,430
Underwriting fee	4,600,000		4,600,000	4,600,000
Deferred underwriting fee payable	8,050,000		7,050,000	7,050,000	7,050,000
Deferred underwriting fee payable			8,050,000	8,050,000	8,050,000
Other Offering Costs	$ 548,430		548,430	548,430
Federal Depository Insurance Coverage amount			250,000	250,000	250,000
Offering Costs Temporary Equity			13,181,867	13,181,867
Offering Costs Permanent Equity			16,563	16,563
Deferred offering costs			13,181,867	$ 13,181,867	$ 13,181,867
DYNAMICS SPECIAL PURPOSE [Member] | Subsequent To Initial Public Offering [Member]
Accounting Policies [Line Items]
Transaction costs related to initial public offering		$ 12,198,430
Deferred underwriting fee payable		7,050,000	$ 7,050,000
Deferred Underwriting Fees Waived		1,000,000
Deferred Underwriting Fee Payable Before Waive Off Noncurrent		$ 8,050,000
DYNAMICS SPECIAL PURPOSE [Member] | US Government Securities [Member]
Accounting Policies [Line Items]
Restricted Investments Term			185 days